Document And Entity Information	9 Months Ended
Sep. 30, 2021
Document Information Line Items
Entity Registrant Name	SPHERE 3D CORP.
Document Type	F-4
Amendment Flag	false
Entity Central Index Key	0001591956
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	A6
Entity Tax Identification Number	98-1220792
Entity Address, Address Line One	895 Don Mills Road, Bldg. 2, Suite 900
Entity Address, Address Line Two	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	M3C 1W3
City Area Code	(858)
Local Phone Number	571-5555
Business Contact
Document Information Line Items
Entity Address, Address Line One	500 Seventh Avenue
Entity Address, Address Line Two	Office 12B101
Entity Address, Postal Zip Code	10018
City Area Code	(917)
Local Phone Number	566-7046
Contact Personnel Name	CCS Global Solutions, Inc.
Entity Address, City or Town	New York
Entity Address, State or Province	NY